Significant accounting policies - Schedule of estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 - 10 years
Lease improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Over the term of the lease
Intellectual Property
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for intangible assets	5 - 15 years